The Alger Portfolios

111 Fifth Avenue

New York, New York 10003

September 25, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                               The Alger Portfolios, formerly The Alger American Fund

(File Nos. 33-21722 and 811-5550)

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of The Alger Portfolios, formerly The Alger American Fund (the “Fund”) that the Statement of Additional Informationrelating to the Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from that contained in Post-Effective Amendment No. 33 to the Fund’s Registration Statement on Form N-1A.  Such Post-Effective Amendment No. 33 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on August 24, 2009.

Very truly yours,

/s/ Lisa Moss
Lisa Moss
Assistant Secretary